Condensed Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash	$ 141,201	$ 275,665
Prepaid expenses	38,309	18,390
Prepaid insurance	43,438	205,604
Total Current Assets	222,948	499,659
Marketable securities held in Trust Account	269,138,646	258,971,518
Total Assets	269,361,594	259,471,177
Current liabilities:
Accounts payable and accrued expenses	2,026,173	234,985
Accrued offering costs		75,000
Total Current Liabilities	2,726,173	309,985
Deferred underwriting fee payable	13,100,000	13,100,000
Total Liabilities	15,826,173	13,409,985
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 25,000,000 issued and outstanding shares at redemption value of $10.77 and $10.36 per share as of September 30, 2024 and December 31, 2023, respectively	269,138,646	258,971,518
Shareholders’ Deficit
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(15,603,850)	(12,910,951)
Total Shareholders’ Deficit	(15,603,225)	(12,910,326)
Total Liabilities and Shareholders’ Deficit	269,361,594	259,471,177
Related Party
Current liabilities:
Convertible promissory note – related party	700,000
Class A Ordinary Shares
Shareholders’ Deficit
Ordinary shares
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares	$ 625	$ 625